Income taxes	12 Months Ended
Mar. 31, 2021
Disclosure Of Income Tax [Abstract]
Income taxes	Income taxes
Income tax expense (recovery) includes the following components:

	2021	2020
	$	$

Current
United States	33	44
Europe	140	16
Other	(7)	(11)
	166	49
Deferred
Canada	(55)	(957)
United States	(61)	77
Europe	(3,883)	(1,678)
Australia	(1,963)	(632)
Other	4	31
	(5,958)	(3,159)

Total income tax recovery	(5,792)	(3,110)
The income tax expense (recovery) reported, which includes foreign taxes, differs from the amount of the income tax expense (recovery) computed by applying Canadian Statutory rates as follows:

	2021	2020
	$	$

Income tax recovery at the statutory tax rate	(34,486)	(15,004)
Impact of rate differential of foreign jurisdiction	1,570	386
Non-deductible stock-based compensation and related costs	9,257	2,049
Acquisition-related compensation and transaction costs	5,080	3,222
Other non-deductible expenses (credits) and non-taxable amounts	590	431
Changes in unrecognized benefits of deferred tax assets	11,403	3,797
Impact of foreign exchange and other	794	2,009

Total income tax recovery	(5,792)	(3,110)
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2021	2020

Deferred tax assets	$	$
Property and equipment	2,115	1,712
Intangible assets	—	44
Non-capital losses carried forward	41,308	8,159
Lease liabilities	6,073	3,557
Deferred revenue	1,011	—
Interest expenses carried forward	5,188	—
Others	2,288	939
Total deferred tax assets	57,983	14,411

Deferred tax liabilities
Property and equipment	(54)	(16)
Intangible assets	(50,476)	(15,447)
Lease right-of-use assets	(5,000)	(3,226)
Other	(3,639)	(2,191)
Total deferred tax liabilities	(59,169)	(20,880)

Net deferred tax liabilities	(1,186)	(6,469)

As presented on the consolidated balance sheets:
Deferred tax assets	170	109
Deferred tax liabilities	(1,356)	(6,578)

Net deferred tax liabilities	(1,186)	(6,469)
2021

	Balance as at March 31, 2020	Charged (credited) to consolidated statement of loss	Business acquisitions and other	Balance as at March 31, 2021
	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	1,696	321	44	2,061
Intangible assets	(15,403)	7,191	(42,264)	(50,476)
Lease liabilities	3,557	2,516	—	6,073
Lease right-of-use assets	(3,226)	(1,774)	—	(5,000)
Non-capital losses carried forward	8,159	(1,290)	34,439	41,308
Deferred revenue	—	—	1,011	1,011
Interest expenses carried forward	—	2,649	2,539	5,188
Other	(1,252)	(3,655)	3,556	(1,351)

Net deferred tax liabilities	(6,469)	5,958	(675)	(1,186)
2020

	Balance as at March 31, 2019	Charged (credited) to consolidate statement of loss	Business acquisitions and other	Balance as at March 31, 2020
	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	926	778	(8)	1,696
Intangible assets	(546)	2,461	(17,318)	(15,403)
Lease liabilities	—	2,901	656	3,557
Lease right-of-use assets	—	(2,587)	(639)	(3,226)
Non-capital losses carried forward	11	1,280	6,868	8,159
Other	(911)	(1,674)	1,333	(1,252)

Net deferred tax liabilities	(520)	3,159	(9,108)	(6,469)
The Company has accumulated other deductible temporary differences of $13,272 (2020 – $2,960) for Canadian tax purposes for which no deferred tax asset is recognized.
The Company has accumulated research and development expenditures of $13,508 (2020 – $12,167) for Canadian federal income tax purposes. These expenditures are available to reduce future taxable income and have an unlimited carryforward period.

	2021	2020	Year in which the losses begin to expire
	$	$

Non-capital loss carryforwards
Canada	65,452	62,810	2034
Belgium	40,383	31,100	No expiry
Netherlands	31,105	20,410	2024
United States	209,422	120	2028
Germany	21,219	15,814	No expiry
Switzerland	13,042	8,085	2022
Australia	5,367	1,901	No expiry

Total non-capital loss carryforwards	385,990	140,240
The tax benefits of non-capital losses in Canada (with the exception of $2,607 of non-capital losses in Chronogolf), Belgium and Netherlands have not been recognized.
There was no change in statutory tax rate for the fiscal year ended March 31, 2021.
Government assistance
The Company incurred research and development expenditures and e-business development expenses which are eligible for tax credits. The tax credits recorded are based on management’s estimate of amounts expected to be recovered and are subject to audit by the taxation authorities and, accordingly, these amounts may vary. For the fiscal year ended March 31, 2021, the Company recorded a Canadian provision for refundable tax credits of $3,146 (2020 – $2,961). This amount has been recorded as a reduction of research and development and e‑business development expenditures for the year.
As at March 31, 2021, the Company has available Canadian federal non-refundable investment tax credits of $2,230 (2020 – $1,924) related to research and development expenditures which may be used to reduce Canadian federal and provincial income taxes payable in future years. These non-refundable investment tax credits begin to expire in 2033. The Company also has a non-refundable e-business tax credit of $2,857 (2020 – $1,844) expiring on various dates starting in 2035.
The benefits of these non-refundable investment tax credits have not been recognized in the consolidated financial statements.